Summary of material accounting policies - Consolidation and Segments (Details)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 segment subsidiary
General information
Number of consolidated subsidiaries | subsidiary		4
Number of segments | segment		1
Neurosterix US Holdings LLC
General information
Equity interest held	20.00%